Stockholders' Equity: (Details 1)	12 Months Ended
Dec. 31, 2017
Not later than one year [member]
Dividend Incentive Tax Rate, Percentage	1.00%
Later than one year and not later than two years [member]
Dividend Incentive Tax Rate, Percentage	2.00%
Later than two years and not later than three years [member]
Dividend Incentive Tax Rate, Percentage	5.00%